Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disaggregation of Revenue [Table Text Block]	s revenue from contracts with customers was as follows:

	Three months ended September 30,		Nine months ended September 30,
$ in millions	2025	2024	2025	2024

Revenue from contracts with customers	$286.9	$222.1	$758.5	$648.2
The following table presents our revenue from contracts with customers and other revenue for the three and nine months ended
September
30, 2025
and
2024:

	Three months ended September 30,		Nine months ended September 30,
$ in millions	2025	2024	2025	2024
Retail revenue
Retail revenue from contracts with customers
Residential revenue	$153.2	$120.9	$395.6	$347.1
Commercial revenue	54.5	41.9	138.3	120.5
Industrial revenue	20.7	17.4	54.5	50.1
Governmental revenue	9.2	7.4	23.4	19.5
Other (a)	3.6	2.7	8.6	9.0

Total retail revenue from contracts with customers	241.2	190.3	620.4	546.2
Wholesale revenue
Wholesale revenue from contracts with customers	6.4	4.5	20.9	12.3
RTO ancillary revenue	37.1	27.0	113.9	89.0
Capacity revenue	2.2	0.3	3.3	0.7
Miscellaneous revenue	5.8	3.3	13.9	8.4

Total revenue	$292.7	$225.4	$772.4	$656.6

(a )	“Other” primarily includes operation and maintenance service revenue, billing service fees from CRES providers and other miscellaneous retail revenue from contracts with customers.
’s revenue from contracts with customers was as follows:

	Years ended December 31,
$ in millions	2024	2023	2022
Revenue from contracts with customers	$856.2	$852.6	$852.5
The following table presents our revenue from contracts with customers and other revenue for the years ended December 31, 2024, 2023 and 2022:

	Years ended December 31,
$ in millions	2024	2023	2022
Retail revenue
Retail revenue from contracts with customers
Residential revenue	$451.4	$478.9	$467.3
Commercial revenue	161.2	162.1	166.0
Industrial revenue	67.0	66.6	74.3
Governmental revenue	26.5	24.3	24.1
Other	11.3	13.0	11.9

Total retail revenue from contracts with customers	717.4	744.9	743.6

	Years ended December 31,
$ in millions	2024	2023	2022
Wholesale revenue
Wholesale revenue from contracts with customers	17.5	15.8	41.0
RTO ancillary revenue	120.4	88.4	63.6
Capacity revenue	0.9	3.5	4.3
Miscellaneous revenue
Other miscellaneous revenue	11.4	(0.6)	7.6

Total revenue	$867.6	$852.0	$860.1

(a)	“Other” primarily includes operation and maintenance service revenue, billing service fees from CRES providers and other miscellaneous retail revenue from contracts with customers.

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]	The balances of receivables from customers were as follows:

$ in millions	September 30, 2025	December 31, 2024
Receivables from contracts with customers	$143.0	$103.1
The balances of receivables from contracts with customers were as follows:

$ in millions	December 31, 2024	December 31, 2023
Receivables from contracts with customers	$103.1	$89.4